Statement of Changes in Stockholders’/Partners Deficit (Ci2i Services, Inc) - USD ($)	Preferred Stock Ci2i Services, Inc [Member]	Common Stock Ci2i Services, Inc [Member]	Accumulated Deficit Ci2i Services, Inc [Member]	Total
Balance at Dec. 31, 2014	$ 350	$ 4,140	$ (349,649)	$ (345,159)
Balance, shares at Dec. 31, 2014	1,494,042	15,162,561
Net loss for the year			(81,281)	(81,281)
Balance at Dec. 31, 2015	$ 350	$ 4,140	(430,930)	(426,440)
Balance, shares at Dec. 31, 2015	1,494,042	15,162,561
Net loss for the year			(6,771)	(6,771)
Balance at Dec. 31, 2016	$ 350	$ 4,140	(437,701)	(433,211)
Balance, shares at Dec. 31, 2016	1,494,042	15,162,561
Balance at Dec. 31, 2016	$ 350	$ 4,140	(437,701)	(433,211)
Balance, shares at Dec. 31, 2016	1,494,042	15,162,561
Net loss for the year			(54,574)	(54,574)
Balance at Jul. 31, 2017	$ 350	$ 4,140	$ (492,275)	$ (487,785)
Balance, shares at Jul. 31, 2017	1,494,042	15,162,561